Janus Henderson Mid Cap Value Fund Average Annual Total Returns - Class D Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	13.86%	12.55%
Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.07%	8.59%	8.10%
Class D | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.81%	5.27%	5.20%
Class D | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	9.71%	5.43%	5.53%
Class D | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.23%	7.14%	7.60%

[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.